Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table sets forth the change in the carrying amount of goodwill for the Company for the year ended December 31, 2022:

January 1, 2021	$5,377
Change	—

December 31, 2021	5,377
Impairment charge	(5,377)

December 31, 2022	$—